Schedule of Components of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net operation loss carry forwards	$ 890,970	$ 587,699
Fixed assets	7,479	8,110
Intangibles	7,788	7,788
Interest	45,574	30,596
R&D tax credits	87,801	87,801
Total deferred income tax asset	1,039,612	721,994
Less: valuation allowance	(1,039,612)	(721,994)
Total deferred income tax asset